Fair value measurements (Details 1) - $ / shares	1 Months Ended	6 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended
	Feb. 03, 2023	Jun. 30, 2023	Aug. 15, 2022	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Price of Class A Common Stock			$ 10.18	$ 2.09	$ 1.78
Risk-free interest rate			2.90%		4.00%	1.40%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			35.00%		65.00%	48.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term			5 years		4 years 7 months 6 days
Redemption Feature Derivative [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free interest rate	4.63%	5.41%			4.60%
Yield	13.60%	13.40%			15.60%
Price of Class A Common Stock	$ 1.56	$ 0.37			$ 1.78
Expected volatility	50.00%	50.00%			50.00%
Fair Value Hedging [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Risk-free interest rate				4.56%	4.60%
Yield				15.60%	15.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				45.00%	50.00%